COMMITMENTS (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Aircraft	Dec. 31, 2017 Aircraft
Disclosure of transactions between related parties [line items]
Number of Aircraft added	1	5
Airbus A321 200 [Member]
Disclosure of transactions between related parties [line items]
Number of Aircraft added	2
Operating lease term	10 years
Boeing 777-200ER [Member]
Disclosure of transactions between related parties [line items]
Number of Aircraft added	2
Operating lease term	1 year
A350 900 [Member]
Disclosure of transactions between related parties [line items]
Number of Aircraft added	2
Operating lease term	12 years
Airbus A320-200 [Member]
Disclosure of transactions between related parties [line items]
Number of Aircraft added		1
Number of aircraft returned	1
Boeing 767 300 [Member]
Disclosure of transactions between related parties [line items]
Number of aircraft returned	1
Boeing 777 300 [Member]
Disclosure of transactions between related parties [line items]
Number of aircraft sold	2
LATAM Airlines Group S.A. [Member]
Disclosure of transactions between related parties [line items]
Revolving credit facility | $	$ 6,000,000
Tam Linhas Aereas S.A. [Member]
Disclosure of transactions between related parties [line items]
Revolving credit facility | $	$ 600,000